Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-based Compensation
Summary of the stock-based compensation expense by instrument awarded

Year ended December 31, 2013
(in thousands)
Stock Options	$1,387
Performance-based RSUs	1,273
Time-based RSUs	672

$3,332

Summary of assumption used utilizing the options pricing model

Year ended December 31, 2013
Expected volatility(1)	45%
Expected dividends	0%
Risk-free rate	0.3% - 2.3%
Expected grantee forfeiture rate	6.2% - 19.2%
(1)
Based on historical volatilities of comparable companies' common stock.

Summary of Stock Option award activity and compensation expense

Year ended December 31, 2013
Number of Stock Options
Outstanding at beginning of year	—
Granted	425,796
Exercised	—
Expired or canceled	(7,011)

Outstanding at end of year	418,785

Weighted-average exercise price per share:
Outstanding at beginning of year	$—
Granted	21.03
Exercised	—
Expired or canceled	21.03
Outstanding at end of year	$21.03
Number of shares exercisable at end of year	—
Weighted-average remaining contractual term (in years):
Outstanding at end of year	9.4
Exercisable at end of year	—
Aggregate intrinsic value:
Outstanding at end of year	$—
Exercisable at end of year	$—
Expected vesting amounts at year end:
Number of shares	340,061
Grant date fair value	$9.17
Weighted-average vesting period (in months)	21

Schedule of inputs for grants

Year ended December 31, 2013
Expected volatility(1)	45%
Expected dividends	0%
Risk-free rate	0.3% - 2.3%
Expected grantee forfeiture rate	6.2% - 19.2%
(1)
Based on historical volatilities of comparable companies' common stock.

Performance-based RSUs
Stock-Based Compensation
Summary of RSU activity

Year ended December 31, 2013
Number of units
Outstanding at beginning of year	—
Granted	500,373
Vested	—
Expired or canceled	(9,375)

Outstanding at end of year	490,998

Weighted-average per unit grant date fair value:
Outstanding at beginning of year	$—
Granted	$11.29
Vested	$—
Expired or canceled	$10.85
Outstanding at end of year	$11.30
Compensation expense recorded during the year (in thousands)	$1,273
Year end:
Unamortized compensation cost (in thousands)	$4,364
Number of shares expected to vest	448,639
Grant date fair value of shares expected to vest	20.99
Weighted-average remaining vesting period (in months)	18

Time-based RSUs
Stock-Based Compensation
Summary of RSU activity

Year ended December 31, 2013
Number of units
Outstanding at beginning of year	—
Granted	101,459
Vested	—
Expired or canceled	(1,141)

Outstanding at end of year	100,318

Weighted-average grant date fair value per unit:
Outstanding at beginning of year	$—
Granted	$18.03
Vested	$—
Expired or canceled	$17.14
Outstanding at end of year	$18.04
Compensation expense recorded during the year (in thousands)	$672
Year end:
Unamortized compensation cost (in thousands)	$1,099
Number of shares expected to vest	58,398
Grant date fair value	20.99
Weighted-average remaining vesting period (in months)	18